INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Research and development expenditures carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 113,255,000	$ 57,051,000
Non-refundable Investment Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	10,307,000	9,074,000
Subsidiaries in the United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 26,077,000	$ 15,416,000